Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2011
Prepayments and Other Current Assets

Prepayments and other current assets consist of the following:

	December 31,
	2010	2011
	(RMB)	(RMB)	(US$)

Prepaid expenses (1)	9,934,564	10,658,844	1,693,520
Staff advances (2)	6,768,392	5,012,447	796,398
Advances to suppliers	12,081,460	4,046,085	642,858
Rental deposits	1,814,117	1,985,049	315,393

Prepaid game distribution license fee (3)	12,914,265	14,392,878	2,286,798
Tax receivable	950,286	2,333,537	370,762
VAT refundable	22,705,555	24,802,871	3,940,779
Interest receivable	18,792,361	6,721,682	1,067,968
Proceeds receivable on deconsolidation of a subsidiary (4)	28,625,000	28,625,000	4,548,054
Advances to shareholder of Huayi Giant Information	7,500,000	7,500,000	1,191,630
Others	10,641,408	5,873,435	933,194

Total	132,727,408	111,951,828	17,787,354

(1)	Prepaid expenses mainly relate to prepayments for insurance fee and Internet Data Center (“IDC”) services or space rental and facilities.
(2)	Staff advances mainly relate to cash advances given to certain employees for use during business operations and are recognized as sales and marketing expenses when expensed.
(3)	In January 2010, and February 2010, respectively, the Group entered into agreements with third parties to license online games. As part of the agreements, the Group is required to make upfront payments for the licenses. As of December 31, 2011, the Group has paid RMB14,392,878 (US$2,286,798) in upfront payments, which is being recorded as a prepaid game distribution license fee.
(4)	The Group had a receivable due from the shareholder of Huayi Giant Information amounting to RMB 28,625,000 (US$4,548,054) due to the disposition of Huayi Giant Information in 2010. According to the disposition agreement, the settlement of the remaining consideration is subject to the completion of legal and administrative procedures by Huayi Giant Information, including obtaining of an Internet Content Provider certificate, Internet Publishing License and Internet Operation License.